Shareholder Report, Average Annual Return (Details) 197246_Pacer Cash Cows Fund of Funds ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	84 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
Pacer Cash Cows Fund of Funds ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer Cash Cows Fund of Funds ETF NAV
Average Annual Return, Percent	33.13%	10.13%	12.19%
Pacer Cash Cows Fund of Funds Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer Cash Cows Fund of Funds Index
Average Annual Return, Percent	33.10%	10.54%	12.66%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	29.16%	11.29%	13.21%
FTSE Developed ex US All Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Developed ex US All Cap Index
Average Annual Return, Percent	33.46%	9.59%	10.60%